Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets - Schedule of Finite-Lived Intangible Assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Intangible assets not subject to amortization:
Cryptocurrencies	96	100
Intangible assets subject to amortization:
Trademarks	136	137
Patents	2,281	2,281
License agreements	11,195	11,326
Other intangibles	6,393	6,469
Total intangible assets gross	20,101	20,313
Accumulated amortization for:
Trademarks	(136)	(137)
Patents	(2,281)	(2,281)
License agreements	(11,193)	(11,321)
Other intangibles	(6,393)	(6,469)
Total accumulated amortization	(20,003)	(20,208)
Total intangible assets subject to amortization, net	2	5
Total intangible assets, net	98	105
Amortization charge from continuing operations for the year ended December 31,	69	73

Intangible Assets - Schedule of Intangible Asset Future Amortization Expense	Future amortization charges are detailed below:
Future estimated aggregate amortization expense
Year	USD'000
2023	2
Total intangible assets subject to amortization, net	2